Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net earnings		$ 296	$ 324	$ 692	$ 677
Other comprehensive (loss) income
Unrealized foreign currency translation (losses) gains	[1]	(188)	(545)	(377)	657
Other	[2]	2	(1)	4	(22)
Other comprehensive (loss) income		(186)	(546)	(373)	635
Comprehensive income (loss)		110	(222)	319	1,312
Comprehensive income attributable to:
Non-controlling interests		7	(26)	12	124
Preference equity shareholders		16	17	32	33
Common equity shareholders		87	(213)	275	1,155
Comprehensive income (loss)		$ 110	$ (222)	$ 319	$ 1,312

[1]	Net of hedging activities and income tax expense of $2 million and $4 million for the three and six months ended June 30, 2021, respectively (three and six months ended June 30, 2020 - income tax (expense) recovery of $(6) million and $6 million, respectively)
[2]	Net of income tax expense of $1 million for the three and six months ended June 30, 2021 (three and six months ended June 30, 2020 - income tax recovery of $nil and $9 million, respectively)